Contingent consideration liabilities - Summary of Possible Changes in key Inputs to Valuation of Contingent Consideration Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shionogi ViiV healthcare joint venture [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10% increase in sales forecasts	£ 515	£ 489
10% decrease in sales forecasts	(516)	(490)
1% increase in discount rate	(207)	(192)
1% decrease in discount rate	223	205
Shionogi ViiV healthcare joint venture [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of US Dollar	305	302
Shionogi ViiV healthcare joint venture [member] | 10 cent depreciation of US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of US Dollar	(262)	(261)
Shionogi ViiV healthcare joint venture [member] | 10 cent appreciation of the Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of Euro	125	106
Shionogi ViiV healthcare joint venture [member] | 10 cent depreciation of Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of Euro	(105)	(91)
Novartis vaccines [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10% increase in sales forecasts	80	65
10% decrease in sales forecasts	(78)	(65)
1% increase in discount rate	(39)	(24)
1% decrease in discount rate	45	27
5% increase in probability of milestone success	7	7
5% decrease in probability of milestone success	(7)	(7)
10 cent appreciation of US Dollar		(8)
Novartis vaccines [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of US Dollar	4
Novartis vaccines [member] | 10 cent depreciation of US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of US Dollar	(2)	7
Novartis vaccines [member] | 10 cent appreciation of the Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of Euro	30	26
Novartis vaccines [member] | 10 cent depreciation of Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of Euro	£ (24)	£ (22)